Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022
Unaudited Condensed Consolidated Statements of Comprehensive Income
Net income (loss)	$ (40,390)	$ 9,888	$ (41,687)	[1]	$ 36,668	[1]
Other comprehensive income, net of tax	0	0	0		0
Comprehensive income (loss)	$ (40,390)	$ 9,888	$ (41,687)		$ 36,668

[1]	Included in net income is interest paid amounting to $33.9 million and $13.3 million for the six months ended June 30, 2023 and 2022, respectively.